SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	The translation has been made at the rate of ¥7.1636 = US$1.00, the approximate exchange rate prevailing on June 30, 2025.	The translation has been made at the rate of ¥7.1636 = US$1.00, the approximate exchange rate prevailing on June 30, 2025.
Short-term investments	¥ 3,600,000		¥ 88,091,794		$ 500,000
Accrued interest income from short-term investment	17,411	$ 2,431	900,000
Deferred offering cost	2,529,724				400,000	$ 0
Impairment loss	0	0	0	¥ 1,009,124
Contract assets and contract liabilities from contracts with customers
Contract costs, net	53,547,408		48,335,817		7,474,930
Contract liabilities	4,719,255		1,820,481		$ 658,783
Selling and distribution expenses	9,343,480	1,304,300	10,374,388	10,638,978
Revenue recognized	761,824	$ 106,347	¥ 1,489,311	1,901,277
Accumulated impairment	¥ 0			¥ 834,975
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years				3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years				2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Building | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	15 years				15 years
Building | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	40 years				40 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years				10 years
Equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years				10 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years				20 years
Utilities and Facilities | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Utilities and Facilities | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years				20 years